UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2014

Date of reporting period:	3/31/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL STOCK INDEX FUND

SEMIANNUAL REPORT • MARCH 31, 2014

Fund Type

Large-Cap Stock

Objective

Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and

information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Stock Index Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Stock Index Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Stock Index Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/14
	Six Months	One Year	Five Years	Ten Years
Class A	12.21%	21.21%	154.82%	94.99%
Class C	11.87	20.45	147.03	81.61
Class I	12.39	21.58	159.34	101.78
Class Z	12.36	21.54	158.65	100.55
S&P 500 Index	12.49	21.84	160.89	104.43
Lipper S&P 500 Index Objective Funds Average	12.19	21.17	153.84	95.24

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years
Class A		17.27%	19.78%	6.55%
Class C		19.45	19.83	6.15
Class I		21.58	21.00	7.27
Class Z		21.54	20.93	7.21
S&P 500 Index		21.84	21.14	7.41
Lipper S&P 500 Index Objective Funds Average		21.17	20.47	6.91

Source: Prudential Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class I	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	None	None

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Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper S&P 500 Index Objective Funds Average

The Lipper S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

S&P 500 Index as of 3/31/14

* Sector weightings are subject to change.

Source: FactSet.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Prudential Investments LLC, its affiliates, and subsidiaries. The Prudential Stock Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

The performance cited does not represent the performance of the Prudential Stock Index Fund. Past performance does not guarantee future results. Investors cannot invest directly in an index or average.

Prudential Stock Index Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2013, at the beginning of the period, and held through the six-month period ended March 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investment funds, including the Fund, that you own. You should consider

4	Visit our website at www.prudentialfunds.com

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Stock Index Fund		Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,122.10	0.50%	$2.65
	Hypothetical	$1,000.00	$1,022.44	0.50%	$2.52

Class C	Actual	$1,000.00	$1,118.70	1.14%	$6.02
	Hypothetical	$1,000.00	$1,019.25	1.14%	$5.74

Class I	Actual	$1,000.00	$1,123.90	0.19%	$1.01
	Hypothetical	$1,000.00	$1,023.98	0.19%	$0.96

Class Z	Actual	$1,000.00	$1,123.60	0.25%	$1.32
	Hypothetical	$1,000.00	$1,023.68	0.25%	$1.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2014, and divided by the 365 days in the Fund's fiscal year ending September 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

Prudential Stock Index Fund	5

Fees and Expenses (continued)

The Fund’s annual expense ratios for the period ended March 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.72%	0.50%
C	1.36	1.14
I	0.41	0.19
Z	0.47	0.25

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of March 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.2%

COMMON STOCKS

Aerospace & Defense 2.7%
34,984	Boeing Co. (The)	$4,390,142
17,212	General Dynamics Corp.(a)	1,874,731
40,015	Honeywell International, Inc.	3,711,791
4,700	L-3 Communications Holdings, Inc.	555,305
13,856	Lockheed Martin Corp.	2,261,854
11,148	Northrop Grumman Corp.	1,375,440
7,400	Precision Castparts Corp.	1,870,424
16,344	Raytheon Co.	1,614,624
6,863	Rockwell Collins, Inc.(a)	546,775
12,634	Textron, Inc.	496,390
43,040	United Technologies Corp.	5,028,794

		23,726,270

Air Freight & Logistics 0.7%
7,700	C.H. Robinson Worldwide, Inc.	403,403
10,300	Expeditors International of Washington, Inc.(a)	408,189
15,416	FedEx Corp.	2,043,545
36,800	United Parcel Service, Inc. (Class B Stock)	3,583,584

		6,438,721

Airlines 0.3%
41,300	Delta Air Lines, Inc.	1,431,045
35,774	Southwest Airlines Co.	844,624

		2,275,669

Auto Components 0.4%
12,600	BorgWarner, Inc.	774,522
13,600	Delphi Automotive PLC (United Kingdom)	922,896
13,771	Goodyear Tire & Rubber Co. (The)	359,836
34,856	Johnson Controls, Inc.	1,649,386

		3,706,640

Automobiles 0.7%
205,138	Ford Motor Co.	3,200,153
63,700	General Motors Co.*	2,192,554
10,500	Harley-Davidson, Inc.	699,405

		6,092,112

See Notes to Financial Statements.

Prudential Stock Index Fund	7

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Banks 6.1%
544,595	Bank of America Corp.	$9,367,034
34,458	BB&T Corp.	1,384,178
156,015	Citigroup, Inc.	7,426,314
7,561	Comerica, Inc.	391,660
45,373	Fifth Third Bancorp	1,041,310
44,129	Huntington Bancshares, Inc.(a)	439,966
193,293	JPMorgan Chase & Co.	11,734,818
45,935	KeyCorp	654,114
6,500	M&T Bank Corp.	788,450
27,202	PNC Financial Services Group, Inc.	2,366,574
69,574	Regions Financial Corp.	772,967
25,983	SunTrust Banks, Inc.	1,033,864
93,395	U.S. Bancorp	4,002,910
245,516	Wells Fargo & Co.	12,211,966
10,400	Zions Bancorp.(a)	322,192

		53,938,317

Beverages 2.1%
8,608	Beam, Inc.	717,046
8,130	Brown-Forman Corp. (Class B Stock)	729,180
194,864	Coca-Cola Co. (The)	7,533,442
12,300	Coca-Cola Enterprises, Inc.	587,448
8,200	Constellation Brands, Inc. (Class A Stock)*	696,754
9,800	Dr. Pepper Snapple Group, Inc.	533,708
8,394	Molson Coors Brewing Co. (Class B Stock)	494,071
6,900	Monster Beverage Corp.*	479,205
78,951	PepsiCo, Inc.	6,592,409

		18,363,263

Biotechnology 2.3%
10,500	Alexion Pharmaceuticals, Inc.*	1,597,365
38,646	Amgen, Inc.	4,766,598
12,220	Biogen Idec, Inc.	3,737,731
21,100	Celgene Corp.*	2,945,560
79,200	Gilead Sciences, Inc.*	5,612,112
3,950	Regeneron Pharmaceuticals, Inc.*	1,186,106
12,400	Vertex Pharmaceuticals, Inc.*	876,928

		20,722,400

See Notes to Financial Statements.

8

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Building Products 0.1%
5,033	Allegion PLC	$262,572
19,726	Masco Corp.	438,114

		700,686

Capital Markets 2.1%
9,971	Ameriprise Financial, Inc.	1,097,508
58,538	Bank of New York Mellon Corp. (The)	2,065,806
6,700	BlackRock, Inc.	2,107,016
58,911	Charles Schwab Corp. (The)	1,610,038
11,720	E*Trade Financial Corp.*	269,794
21,642	Franklin Resources, Inc.	1,172,563
21,400	Goldman Sachs Group, Inc. (The)	3,506,390
22,800	Invesco Ltd.	843,600
6,400	Legg Mason, Inc.(a)	313,856
68,936	Morgan Stanley	2,148,735
11,962	Northern Trust Corp.	784,229
21,862	State Street Corp.	1,520,502
13,100	T. Rowe Price Group, Inc.	1,078,785

		18,518,822

Chemicals 2.5%
10,632	Air Products & Chemicals, Inc.	1,265,634
3,800	Airgas, Inc.	404,738
2,900	CF Industries Holdings, Inc.	755,856
61,036	Dow Chemical Co. (The)	2,965,739
46,744	E.I. du Pont de Nemours & Co.(a)	3,136,523
8,386	Eastman Chemical Co.	722,957
13,682	Ecolab, Inc.	1,477,519
5,900	FMC Corp.	451,704
4,575	International Flavors & Fragrances, Inc.	437,690
21,900	LyondellBasell Industries NV (Class A Stock)	1,947,786
26,384	Monsanto Co.	3,001,708
17,100	Mosaic Co. (The)	855,000
7,474	PPG Industries, Inc.	1,445,920
14,558	Praxair, Inc.	1,906,661
4,416	Sherwin-Williams Co. (The)	870,526
5,032	Sigma-Aldrich Corp.	469,888

		22,115,849

See Notes to Financial Statements.

Prudential Stock Index Fund	9

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 0.4%
10,800	ADT Corp. (The)(a)	$323,460
5,400	Cintas Corp.	321,894
7,372	Iron Mountain, Inc.	203,246
11,725	Pitney Bowes, Inc.(a)	304,733
12,475	Republic Services, Inc.	426,146
4,500	Stericycle, Inc.*	511,290
24,400	Tyco International Ltd.	1,034,560
21,613	Waste Management, Inc.	909,259

		4,034,588

Communications Equipment 1.7%
269,344	Cisco Systems, Inc.	6,035,999
4,300	F5 Networks, Inc.*	458,509
5,700	Harris Corp.	417,012
27,700	Juniper Networks, Inc.*	713,552
12,316	Motorola Solutions, Inc.	791,796
87,300	QUALCOMM, Inc.	6,884,478

		15,301,346

Construction & Engineering 0.2%
8,874	Fluor Corp.	689,776
7,400	Jacobs Engineering Group, Inc.*(a)	469,900
10,700	Quanta Services, Inc.*	394,830

		1,554,506

Construction Materials
6,500	Vulcan Materials Co.	431,925

Consumer Finance 1.0%
47,359	American Express Co.	4,263,731
30,166	Capital One Financial Corp.	2,327,609
24,118	Discover Financial Services	1,403,426
21,292	SLM Corp.	521,228

		8,515,994

Containers & Packaging 0.2%
5,668	Avery Dennison Corp.	287,198
8,264	Ball Corp.	452,950
5,310	Bemis Co., Inc.	208,364
9,435	MeadWestvaco Corp.	355,134

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
9,800	Owens-Illinois, Inc.	$331,534
9,336	Sealed Air Corp.	306,874

		1,942,054

Distributors 0.1%
8,299	Genuine Parts Co.	720,768

Diversified Consumer Services 0.1%
200	Graham Holdings Co.	140,750
13,620	H&R Block, Inc.	411,188

		551,938

Diversified Financial Services 1.9%
92,000	Berkshire Hathaway, Inc. (Class B Stock)*	11,497,240
16,700	CME Group, Inc.	1,235,967
6,088	IntercontinentalExchange Group, Inc.	1,204,389
13,700	Leucadia National Corp.	383,600
14,600	McGraw-Hill Financial, Inc.	1,113,980
9,376	Moody’s Corp.	743,704
6,400	NASDAQ OMX Group, Inc. (The)	236,416

		16,415,296

Diversified Telecommunication Services 2.4%
270,431	AT&T, Inc.	9,484,015
30,708	CenturyLink, Inc.(a)	1,008,451
52,460	Frontier Communications Corp.	299,022
210,733	Verizon Communications, Inc.	10,024,569
27,577	Windstream Holdings, Inc.	227,234

		21,043,291

Electric Utilities 1.7%
24,891	American Electric Power Co., Inc.	1,260,978
36,639	Duke Energy Corp.	2,609,429
17,162	Edison International	971,541
9,415	Entergy Corp.	629,393
44,412	Exelon Corp.	1,490,467
22,377	FirstEnergy Corp.(a)	761,489
22,372	NextEra Energy, Inc.	2,139,211
14,400	Northeast Utilities	655,200
11,600	Pepco Holdings, Inc.(a)	237,568

See Notes to Financial Statements.

Prudential Stock Index Fund	11

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
6,000	Pinnacle West Capital Corp.(a)	$327,960
32,652	PPL Corp.	1,082,087
43,915	Southern Co. (The)(a)	1,929,625
24,383	Xcel Energy, Inc.	740,268

		14,835,216

Electrical Equipment 0.7%
12,000	AMETEK, Inc.	617,880
24,893	Eaton Corp. PLC	1,869,962
36,250	Emerson Electric Co.	2,421,500
7,163	Rockwell Automation, Inc.	892,152
4,700	Roper Industries, Inc.	627,497

		6,428,991

Electronic Equipment, Instruments & Components 0.4%
8,600	Amphenol Corp. (Class A Stock)	788,190
69,997	Corning, Inc.(a)	1,457,338
8,400	FLIR Systems, Inc.	302,400
10,400	Jabil Circuit, Inc.	187,200
21,600	TE Connectivity Ltd. (Switzerland)	1,300,536

		4,035,664

Energy Equipment & Services 1.9%
22,945	Baker Hughes, Inc.	1,491,884
10,100	Cameron International Corp.*	623,877
3,600	Diamond Offshore Drilling, Inc.(a)	175,536
11,500	Ensco PLC (Class A Stock)	606,970
10,100	FMC Technologies, Inc.*	528,129
42,722	Halliburton Co.	2,515,899
5,800	Helmerich & Payne, Inc.(a)	623,848
14,400	Nabors Industries Ltd.	354,960
22,600	National Oilwell Varco, Inc.	1,759,862
13,500	Noble Corp PLC(a)	441,990
5,110	Rowan Cos. PLC (Class A Stock)*	172,105
67,741	Schlumberger Ltd.	6,604,747
17,000	Transocean Ltd.(a)	702,780

		16,602,587

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing 2.3%
22,408	Costco Wholesale Corp.	$2,502,526
61,899	CVS Caremark Corp.	4,633,759
27,434	Kroger Co. (The)	1,197,494
12,700	Safeway, Inc.	469,138
28,780	Sysco Corp.	1,039,822
83,626	Wal-Mart Stores, Inc.	6,391,535
45,078	Walgreen Co.	2,976,500
18,600	Whole Foods Market, Inc.	943,206

		20,153,980

Food Products 1.6%
33,459	Archer-Daniels-Midland Co.	1,451,786
9,647	Campbell Soup Co.(a)	432,957
21,543	ConAgra Foods, Inc.	668,479
32,144	General Mills, Inc.	1,665,702
8,016	Hershey Co. (The)	836,871
7,600	Hormel Foods Corp.	374,452
5,600	J.M. Smucker Co. (The)	544,544
13,470	Kellogg Co.	844,704
5,600	Keurig Green Mountain, Inc.	591,304
29,855	Kraft Foods Group, Inc.	1,674,866
7,000	McCormick & Co., Inc.	502,180
10,665	Mead Johnson Nutrition Co.	886,688
88,166	Mondelez International, Inc. (Class A Stock)	3,046,135
13,600	Tyson Foods, Inc. (Class A Stock)	598,536

		14,119,204

Gas Utilities
6,430	AGL Resources, Inc.	314,813

Health Care Equipment & Supplies 2.1%
78,474	Abbott Laboratories	3,022,034
28,474	Baxter International, Inc.	2,095,117
10,212	Becton, Dickinson and Co.	1,195,621
69,472	Boston Scientific Corp.*	939,261
4,112	C.R. Bard, Inc.	608,494
11,086	CareFusion Corp.*	445,879
23,400	Covidien PLC	1,723,644
8,100	DENTSPLY International, Inc.	372,924
6,000	Edwards Lifesciences Corp.*(a)	445,020

See Notes to Financial Statements.

Prudential Stock Index Fund	13

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
1,800	Intuitive Surgical, Inc.*	$788,382
51,758	Medtronic, Inc.	3,185,187
15,064	St. Jude Medical, Inc.	985,035
15,200	Stryker Corp.	1,238,344
5,800	Varian Medical Systems, Inc.*(a)	487,142
8,911	Zimmer Holdings, Inc.	842,802

		18,374,886

Health Care Providers & Services 2.0%
18,144	Aetna, Inc.	1,360,256
11,800	AmerisourceBergen Corp.	773,962
17,173	Cardinal Health, Inc.	1,201,767
14,391	CIGNA Corp.	1,204,958
9,200	DaVita HealthCare Partners, Inc.*	633,420
40,870	Express Scripts Holding Co.*	3,068,928
7,610	Humana, Inc.	857,799
4,900	Laboratory Corp. of America Holdings*(a)	481,229
11,476	McKesson Corp.	2,026,317
4,600	Patterson Cos., Inc.	192,096
7,000	Quest Diagnostics, Inc.(a)	405,440
5,443	Tenet Healthcare Corp.*(a)	233,015
50,848	UnitedHealth Group, Inc.	4,169,028
15,100	WellPoint, Inc.	1,503,205

		18,111,420

Health Care Technology 0.1%
15,800	Cerner Corp.*	888,750

Hotels, Restaurants & Leisure 1.7%
20,700	Carnival Corp.	783,702
1,510	Chipotle Mexican Grill, Inc.*	857,756
6,753	Darden Restaurants, Inc.(a)	342,782
12,300	International Game Technology(a)	172,938
11,870	Marriott International, Inc. (Class A Stock)(a)	664,957
51,630	McDonald’s Corp.	5,061,289
39,000	Starbucks Corp.	2,861,820
10,200	Starwood Hotels & Resorts Worldwide, Inc.	811,920
7,151	Wyndham Worldwide Corp.	523,668
4,200	Wynn Resorts Ltd.	933,030
23,964	Yum! Brands, Inc.	1,806,646

		14,820,508

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Household Durables 0.4%
15,200	D.R. Horton, Inc.(a)	$329,080
4,900	Garmin Ltd.(a)	270,774
4,000	Harman International Industries, Inc.(a)	425,600
7,200	Leggett & Platt, Inc.	235,008
8,200	Lennar Corp. (Class A Stock)(a)	324,884
2,500	Mohawk Industries, Inc.*	339,950
15,727	Newell Rubbermaid, Inc.	470,237
17,211	PulteGroup, Inc.	330,279
4,485	Whirlpool Corp.	670,328

		3,396,140

Household Products 1.9%
6,232	Clorox Co. (The)(a)	548,478
45,460	Colgate-Palmolive Co.	2,948,990
19,816	Kimberly-Clark Corp.	2,184,714
138,723	Procter & Gamble Co. (The)	11,181,074

		16,863,256

Independent Power and Renewable Electricity Producers 0.1%
31,200	AES Corp. (The)	445,536
15,600	NRG Energy, Inc.	496,080

		941,616

Industrial Conglomerates 2.3%
32,998	3M Co.	4,476,509
31,000	Danaher Corp.	2,325,000
518,472	General Electric Co.	13,423,240

		20,224,749

Insurance 2.8%
17,700	ACE Ltd.	1,753,362
23,900	Aflac, Inc.	1,506,656
23,408	Allstate Corp. (The)(a)	1,324,425
75,501	American International Group, Inc.	3,775,805
15,189	Aon PLC (United Kingdom)	1,280,129
3,900	Assurant, Inc.	253,344
12,768	Chubb Corp. (The)	1,140,182
8,507	Cincinnati Financial Corp.	413,951
28,100	Genworth Financial, Inc. (Class A Stock)*	498,213
23,353	Hartford Financial Services Group, Inc. (The)	823,660

See Notes to Financial Statements.

Prudential Stock Index Fund	15

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
13,251	Lincoln National Corp.(a)	$671,428
16,117	Loews Corp.	709,954
27,940	Marsh & McLennan Cos., Inc.	1,377,442
56,900	MetLife, Inc.	3,004,320
12,900	Principal Financial Group, Inc.	593,271
28,116	Progressive Corp. (The)	680,970
22,700	Prudential Financial, Inc.(b)	1,921,555
4,622	Torchmark Corp.	363,751
17,911	Travelers Cos., Inc. (The)	1,524,226
13,326	Unum Group	470,541
14,400	XL Group PLC (Ireland)	450,000

		24,537,185

Internet & Catalog Retail 1.3%
19,100	Amazon.com, Inc.*	6,427,532
4,800	Expedia, Inc.	348,000
3,100	Netflix, Inc.*	1,091,293
2,690	Priceline Group, Inc. (The)*	3,206,184
5,000	TripAdvisor, Inc.*(a)	452,950

		11,525,959

Internet Software & Services 3.1%
9,100	Akamai Technologies, Inc.*	529,711
59,500	eBay, Inc.*	3,286,780
86,700	Facebook, Inc. (Class A Stock)*	5,222,808
14,500	Google, Inc. (Class A Stock)*	16,160,395
6,100	VeriSign, Inc.*(a)	328,851
47,300	Yahoo!, Inc.	1,698,070

		27,226,615

IT Services 3.5%
32,200	Accenture PLC (Class A Stock)	2,566,984
2,340	Alliance Data Systems Corp.*(a)	637,533
24,778	Automatic Data Processing, Inc.	1,914,348
31,800	Cognizant Technology Solutions Corp. (Class A Stock)*	1,609,398
7,751	Computer Sciences Corp.	471,416
14,600	Fidelity National Information Services, Inc.	780,370
13,800	Fiserv, Inc.*	782,322
50,334	International Business Machines Corp.	9,688,791
52,700	MasterCard, Inc. (Class A Stock)	3,936,690

See Notes to Financial Statements.

16

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
17,725	Paychex, Inc.(a)	$755,085
8,600	Teradata Corp.*(a)	423,034
9,271	Total System Services, Inc.	281,931
26,180	Visa, Inc. (Class A Stock)	5,651,215
28,052	Western Union Co. (The)(a)	458,931
55,300	Xerox Corp.	624,890

		30,582,938

Leisure Products 0.1%
6,354	Hasbro, Inc.(a)	353,410
15,813	Mattel, Inc.(a)	634,259

		987,669

Life Sciences Tools & Services 0.5%
16,798	Agilent Technologies, Inc.	939,344
5,170	PerkinElmer, Inc.(a)	232,960
20,002	Thermo Fisher Scientific, Inc.	2,405,041
4,500	Waters Corp.*	487,845

		4,065,190

Machinery 1.7%
32,356	Caterpillar, Inc.	3,215,216
8,716	Cummins, Inc.	1,298,597
19,880	Deere & Co.	1,805,104
8,962	Dover Corp.	732,643
6,900	Flowserve Corp.	540,546
20,436	Illinois Tool Works, Inc.	1,662,060
12,600	Ingersoll-Rand PLC	721,224
5,300	Joy Global, Inc.(a)	307,400
18,564	PACCAR, Inc.	1,251,956
5,804	Pall Corp.(a)	519,284
7,938	Parker Hannifin Corp.	950,258
9,946	Pentair Ltd.	789,116
3,442	Snap-on, Inc.	390,598
8,188	Stanley Black & Decker, Inc.	665,193
9,300	Xylem, Inc.	338,706

		15,187,901

See Notes to Financial Statements.

Prudential Stock Index Fund	17

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Media 3.5%
10,900	Cablevision Systems Corp. (Class A Stock)(a)	$183,883
27,776	CBS Corp. (Class B Stock)	1,716,557
133,285	Comcast Corp. (Class A Stock)	6,666,916
25,600	DIRECTV*	1,956,352
11,400	Discovery Communications, Inc. (Class A Stock)*	942,780
11,689	Gannett Co., Inc.	322,616
23,688	Interpublic Group of Cos., Inc. (The)	406,012
26,775	News Corp. (Class A Stock)*	461,066
14,034	Omnicom Group, Inc.	1,018,868
5,000	Scripps Networks Interactive, Inc. (Class A Stock)	379,550
14,281	Time Warner Cable, Inc.	1,959,068
45,474	Time Warner, Inc.	2,970,816
100,700	Twenty-First Century Fox, Inc.	3,219,379
20,976	Viacom, Inc. (Class B Stock)	1,782,750
83,913	Walt Disney Co. (The)	6,718,914

		30,705,527

Metals & Mining 0.5%
57,544	Alcoa, Inc.	740,591
5,218	Allegheny Technologies, Inc.	196,614
6,000	Cliffs Natural Resources, Inc.(a)	122,760
53,792	Freeport-McMoRan Copper & Gold, Inc.	1,778,901
27,397	Newmont Mining Corp.	642,186
16,712	Nucor Corp.	844,625
7,909	United States Steel Corp.(a)	218,368

		4,544,045

Multi-Utilities 1.1%
12,469	Ameren Corp.	513,723
20,279	CenterPoint Energy, Inc.	480,410
14,500	CMS Energy Corp.	424,560
15,651	Consolidated Edison, Inc.(a)	839,676
29,304	Dominion Resources, Inc.(a)	2,080,291
9,387	DTE Energy Co.	697,360
4,408	Integrys Energy Group, Inc.	262,937
15,700	NiSource, Inc.	557,821
22,552	PG&E Corp.	974,246
24,294	Public Service Enterprise Group, Inc.	926,573
7,600	SCANA Corp.	390,032
10,998	Sempra Energy	1,064,167

See Notes to Financial Statements.

18

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
11,900	TECO Energy, Inc.(a)	$204,085
12,400	Wisconsin Energy Corp.(a)	577,220

		9,993,101

Multiline Retail 0.6%
14,300	Dollar General Corp.*	793,364
10,200	Dollar Tree, Inc.*	532,236
5,000	Family Dollar Stores, Inc.	290,050
10,400	Kohl’s Corp.	590,720
19,182	Macy’s, Inc.	1,137,301
8,000	Nordstrom, Inc.	499,600
32,382	Target Corp.	1,959,435

		5,802,706

Oil, Gas & Consumable Fuels 8.0%
26,236	Anadarko Petroleum Corp.	2,223,763
20,648	Apache Corp.	1,712,752
23,000	Cabot Oil & Gas Corp.	779,240
25,600	Chesapeake Energy Corp.	655,872
98,892	Chevron Corp.	11,759,248
62,957	ConocoPhillips	4,429,025
12,900	CONSOL Energy, Inc.(a)	515,355
17,800	Denbury Resources, Inc.	291,920
19,800	Devon Energy Corp.	1,325,214
14,100	EOG Resources, Inc.	2,765,997
7,900	EQT Corp.	766,063
223,152	Exxon Mobil Corp.	21,797,487
14,434	Hess Corp.	1,196,290
35,580	Kinder Morgan, Inc.	1,155,994
36,178	Marathon Oil Corp.	1,285,043
15,789	Marathon Petroleum Corp.	1,374,274
8,600	Murphy Oil Corp.	540,596
7,900	Newfield Exploration Co.*	247,744
19,000	Noble Energy, Inc.	1,349,760
41,176	Occidental Petroleum Corp.	3,923,661
10,200	ONEOK, Inc.	604,350
14,500	Peabody Energy Corp.(a)	236,930
30,628	Phillips 66	2,360,194
7,100	Pioneer Natural Resources Co.	1,328,694
9,600	QEP Resources, Inc.	282,624

See Notes to Financial Statements.

Prudential Stock Index Fund	19

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
8,900	Range Resources Corp.	$738,433
17,800	Southwestern Energy Co.*	818,978
33,784	Spectra Energy Corp.	1,247,981
7,600	Tesoro Corp.	384,484
28,500	Valero Energy Corp.	1,513,350
34,892	Williams Cos., Inc. (The)	1,415,917

		71,027,233

Paper & Forest Products 0.1%
21,984	International Paper Co.	1,008,626

Personal Products 0.1%
24,244	Avon Products, Inc.	354,932
12,400	Estee Lauder Cos., Inc. (The) (Class A Stock)	829,312

		1,184,244

Pharmaceuticals 6.0%
80,474	AbbVie, Inc.	4,136,364
9,000	Actavis PLC*	1,852,650
15,464	Allergan, Inc.	1,919,082
84,079	Bristol-Myers Squibb Co.	4,367,904
51,497	Eli Lilly & Co.	3,031,113
12,200	Forest Laboratories, Inc.*	1,125,694
9,507	Hospira, Inc.*	411,178
145,269	Johnson & Johnson	14,269,774
151,033	Merck & Co., Inc.	8,574,143
19,900	Mylan, Inc.*	971,717
6,300	Perrigo Co PLC	974,358
330,923	Pfizer, Inc.	10,629,247
25,100	Zoetis, Inc.	726,394

		52,989,618

Professional Services 0.2%
1,700	Dun & Bradstreet Corp. (The)	168,895
5,930	Equifax, Inc.	403,418
13,500	Nielsen Holdings NV	602,505
7,900	Robert Half International, Inc.	331,405

		1,506,223

See Notes to Financial Statements.

20

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) 2.0%
19,600	American Tower Corp.	$1,604,652
6,880	Apartment Investment & Management Co. (Class A Stock)	207,913
6,011	AvalonBay Communities, Inc.	789,364
8,200	Boston Properties, Inc.	939,146
16,500	Crown Castle International Corp.	1,217,370
17,300	Equity Residential	1,003,227
26,000	General Growth Properties, Inc.	572,000
24,400	HCP, Inc.	946,476
14,500	Health Care REIT, Inc.	864,200
39,036	Host Hotels & Resorts, Inc.	790,089
22,700	Kimco Realty Corp.	496,676
7,500	Macerich Co. (The)	467,475
6,700	Plum Creek Timber Co., Inc.	281,668
25,737	Prologis, Inc.	1,050,842
6,900	Public Storage	1,162,581
15,989	Simon Property Group, Inc.	2,622,196
15,733	Ventas, Inc.	952,948
8,384	Vornado Realty Trust	826,327
29,459	Weyerhaeuser Co.	864,622

		17,659,772

Real Estate Management & Development
14,700	CBRE Group, Inc. (Class A Stock)*	403,221

Road & Rail 0.9%
53,318	CSX Corp.	1,544,623
5,000	Kansas City Southern	510,300
16,311	Norfolk Southern Corp.	1,584,940
2,821	Ryder System, Inc.	225,454
23,458	Union Pacific Corp.	4,402,128

		8,267,445

Semiconductors & Semiconductor Equipment 2.0%
16,500	Altera Corp.	597,960
16,400	Analog Devices, Inc.	871,496
61,288	Applied Materials, Inc.	1,251,501
26,800	Broadcom Corp. (Class A Stock)	843,664
2,600	First Solar, Inc.(a)	181,454
253,788	Intel Corp.	6,550,268
9,120	KLA-Tencor Corp.	630,557

See Notes to Financial Statements.

Prudential Stock Index Fund	21

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
8,962	Lam Research Corp.*	$492,910
11,600	Linear Technology Corp.(a)	564,804
31,844	LSI Corp.	352,513
9,700	Microchip Technology, Inc.(a)	463,272
52,416	Micron Technology, Inc.*(a)	1,240,162
30,100	NVIDIA Corp.	539,091
56,052	Texas Instruments, Inc.	2,642,852
14,500	Xilinx, Inc.	786,915

		18,009,419

Software 3.5%
23,040	Adobe Systems, Inc.*	1,514,650
10,620	Autodesk, Inc.*	522,292
17,458	CA, Inc.	540,674
9,900	Citrix Systems, Inc.*	568,557
13,900	Electronic Arts, Inc.*	403,239
14,900	Intuit, Inc.	1,158,177
390,212	Microsoft Corp.	15,994,790
180,240	Oracle Corp.	7,373,618
10,400	Red Hat, Inc.*	550,992
26,800	Salesforce.com, Inc.*(a)	1,530,012
35,217	Symantec Corp.	703,283

		30,860,284

Specialty Retail 2.1%
2,423	AutoNation, Inc.*	128,976
1,630	AutoZone, Inc.*(a)	875,473
11,200	Bed Bath & Beyond, Inc.*(a)	770,560
14,500	Best Buy Co., Inc.	382,945
10,500	CarMax, Inc.*(a)	491,400
6,300	GameStop Corp. (Class A Stock)	258,930
12,613	Gap, Inc. (The)	505,277
72,084	Home Depot, Inc. (The)	5,704,007
12,622	L Brands, Inc.	716,551
53,396	Lowe’s Cos., Inc.	2,611,064
5,400	O’Reilly Automotive, Inc.*(a)	801,306
5,800	PetSmart, Inc.(a)	399,562
11,300	Ross Stores, Inc.	808,515
36,725	Staples, Inc.	416,461
6,000	Tiffany & Co.	516,900

See Notes to Financial Statements.

22

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
36,464	TJX Cos., Inc. (The)	$2,211,542
6,000	Tractor Supply Co.	423,780
5,900	Urban Outfitters, Inc.*	215,173

		18,238,422

Technology Hardware, Storage & Peripherals 3.9%
46,084	Apple, Inc.	24,735,126
104,304	EMC Corp.	2,858,972
100,702	Hewlett-Packard Co.	3,258,717
17,100	NetApp, Inc.	630,990
11,300	SanDisk Corp.	917,447
16,400	Seagate Technology PLC(a)	921,024
11,400	Western Digital Corp.	1,046,748

		34,369,024

Textiles, Apparel & Luxury Goods 0.8%
15,000	Coach, Inc.	744,900
2,100	Fossil Group, Inc.*	244,881
9,000	Michael Kors Holdings Ltd.*	839,430
37,852	NIKE, Inc. (Class B Stock)	2,795,749
3,800	PVH Corp.	474,126
3,200	Ralph Lauren Corp.	514,976
18,536	VF Corp.	1,147,007

		6,761,069

Thrifts & Mortgage Finance 0.1%
26,800	Hudson City Bancorp, Inc.	263,444
15,000	People’s United Financial, Inc.(a)	223,050

		486,494

Tobacco 1.4%
102,779	Altria Group, Inc.	3,847,018
18,980	Lorillard, Inc.	1,026,438
81,879	Philip Morris International, Inc.	6,703,434
13,900	Reynolds American, Inc.	742,538

		12,319,428

See Notes to Financial Statements.

Prudential Stock Index Fund	23

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
13,100	Fastenal Co.(a)	$646,092
3,174	W.W. Grainger, Inc.	801,943

		1,448,035

	TOTAL LONG-TERM INVESTMENTS (cost $295,888,137)	858,919,628

SHORT-TERM INVESTMENTS 7.1%

AFFILIATED MONEY MARKET MUTUAL FUND 6.9%
61,403,542	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $61,403,542; includes $39,252,811 of cash collateral received for securities on loan)(c)(d)	61,403,542

Principal Amount (000)#
U.S. TREASURY OBLIGATION 0.2%
1,400	U.S. Treasury Bill, 0.020%, 06/19/14 (cost $1,399,846)(e)(f)	1,399,931

	TOTAL SHORT-TERM INVESTMENTS (cost $62,803,388)	62,803,473

	TOTAL INVESTMENTS 104.3% (cost $358,691,525; Note 5)	921,723,101
	Liabilities in excess of other assets(g) (4.3)%	(38,159,328)

	NET ASSETS 100.0%	$883,563,773

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,723,807; cash collateral of $39,252,811 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	An affiliated security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

24

(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:

Futures contracts outstanding at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation
	Long Positions:
139	S&P 500 E-Mini	Jun. 2014	$12,867,522	$12,958,970	$91,448
24	S&P 500 Index	Jun. 2014	11,122,596	11,187,600	65,004

					$156,452

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,726,270	$—	$—
Air Freight & Logistics	6,438,721	—	—
Airlines	2,275,669	—	—
Auto Components	3,706,640	—	—
Automobiles	6,092,112	—	—
Banks	53,938,317	—	—
Beverages	18,363,263	—	—
Biotechnology	20,722,400	—	—

See Notes to Financial Statements.

Prudential Stock Index Fund	25

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Building Products	$700,686	$—	$—
Capital Markets	18,518,822	—	—
Chemicals	22,115,849	—	—
Commercial Services & Supplies	4,034,588	—	—
Communications Equipment	15,301,346	—	—
Construction & Engineering	1,554,506	—	—
Construction Materials	431,925	—	—
Consumer Finance	8,515,994	—	—
Containers & Packaging	1,942,054	—	—
Distributors	720,768	—	—
Diversified Consumer Services	551,938	—	—
Diversified Financial Services	16,415,296	—	—
Diversified Telecommunication Services	21,043,291	—	—
Electric Utilities	14,835,216	—	—
Electrical Equipment	6,428,991	—	—
Electronic Equipment, Instruments & Components	4,035,664	—	—
Energy Equipment & Services	16,602,587	—	—
Food & Staples Retailing	20,153,980	—	—
Food Products	14,119,204	—	—
Gas Utilities	314,813	—	—
Health Care Equipment & Supplies	18,374,886	—	—
Health Care Providers & Services	18,111,420	—	—
Health Care Technology	888,750	—	—
Hotels, Restaurants & Leisure	14,820,508	—	—
Household Durables	3,396,140	—	—
Household Products	16,863,256	—	—
Independent Power and Renewable Electricity Producers	941,616	—	—
Industrial Conglomerates	20,224,749	—	—
Insurance	24,537,185	—	—
Internet & Catalog Retail	11,525,959	—	—
Internet Software & Services	27,226,615	—	—
IT Services	30,582,938	—	—
Leisure Products	987,669	—	—
Life Sciences Tools & Services	4,065,190	—	—
Machinery	15,187,901	—	—
Media	30,705,527	—	—
Metals & Mining	4,544,045	—	—
Multi-Utilities	9,993,101	—	—
Multiline Retail	5,802,706	—	—
Oil, Gas & Consumable Fuels	71,027,233	—	—
Paper & Forest Products	1,008,626	—	—
Personal Products	1,184,244	—	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Common Stocks (continued)
Pharmaceuticals	$52,989,618	$—	$—
Professional Services	1,506,223	—	—
Real Estate Investment Trusts (REITs)	17,659,772	—	—
Real Estate Management & Development	403,221	—	—
Road & Rail	8,267,445	—	—
Semiconductors & Semiconductor Equipment	18,009,419	—	—
Software	30,860,284	—	—
Specialty Retail	18,238,422	—	—
Technology Hardware, Storage & Peripherals	34,369,024	—	—
Textiles, Apparel & Luxury Goods	6,761,069	—	—
Thrifts & Mortgage Finance	486,494	—	—
Tobacco	12,319,428	—	—
Trading Companies & Distributors	1,448,035	—	—
Affiliated Money Market Mutual Fund	61,403,542	—	—
U.S. Treasury Obligation	—	1,399,931	—
Other Financial Instruments*
Futures Contracts	156,452	—	—

Total	$920,479,622	$1,399,931	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 was as follows:

Oil, Gas & Consumable Fuels	8.0%
Affiliated Money Market Mutual Fund (including 4.4% of collateral received for securities on loan)	6.9
Banks	6.1
Pharmaceuticals	6.0
Technology Hardware, Storage & Peripherals	3.9
Software	3.5
Media	3.5
IT Services	3.5
Internet Software & Services	3.1
Insurance	2.8
Aerospace & Defense	2.7
Chemicals	2.5
Diversified Telecommunication Services	2.4
Biotechnology	2.3
Industrial Conglomerates	2.3%
Food & Staples Retailing	2.3
Capital Markets	2.1
Health Care Equipment & Supplies	2.1
Beverages	2.1
Specialty Retail	2.1
Health Care Providers & Services	2.0
Semiconductors & Semiconductor Equipment	2.0
Real Estate Investment Trusts (REITs)	2.0
Household Products	1.9
Energy Equipment & Services	1.9
Diversified Financial Services	1.9
Communications Equipment	1.7
Machinery	1.7
Electric Utilities	1.7
Hotels, Restaurants & Leisure	1.7

See Notes to Financial Statements.

Prudential Stock Index Fund	27

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Industry (cont’d.)
Food Products	1.6%
Tobacco	1.4
Internet & Catalog Retail	1.3
Multi-Utilities	1.1
Consumer Finance	1.0
Road & Rail	0.9
Textiles, Apparel & Luxury Goods	0.8
Air Freight & Logistics	0.7
Electrical Equipment	0.7
Automobiles	0.7
Multiline Retail	0.6
Metals & Mining	0.5
Life Sciences Tools & Services	0.5
Electronic Equipment, Instruments & Components	0.4
Commercial Services & Supplies	0.4
Auto Components	0.4
Household Durables	0.4
Airlines	0.3%
Containers & Packaging	0.2
Construction & Engineering	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
U.S. Treasury Obligation	0.2
Personal Products	0.1
Paper & Forest Products	0.1
Leisure Products	0.1
Independent Power and Renewable Electricity Producers	0.1
Health Care Technology	0.1
Distributors	0.1
Building Products	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1

104.3
Liabilities in excess of other assets	(4.3)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker—variation margin	$156,452	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

28

The effects of derivative instruments on the Statement of Operations for the period ended March 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$2,479,933

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$427,225

For the period ended March 31, 2014, the Fund’s average value at trade date for futures long positions was $25,929,898.

The Fund invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$38,723,807	$—	$—	$38,723,807
Exchange-traded and cleared derivatives	183,890	—	—	183,890

				38,907,697

Collateral Amounts Pledged/(Received):
Securities on loan				(38,723,807)

Net Amount				$183,890

See Notes to Financial Statements.

Prudential Stock Index Fund	29

Statement of Assets and Liabilities

as of March 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $38,723,807:
Unaffiliated Investments (cost $296,586,619)	$858,398,004
Affiliated Investments (cost $62,104,906)	63,325,097
Receivable for Fund shares sold	4,377,221
Dividends receivable	996,363
Due from broker—variation margin	183,890
Prepaid expenses	4,070

Total assets	927,284,645

Liabilities
Payable to broker for collateral for securities on loan	39,252,811
Payable for Fund shares reacquired	4,183,677
Accrued expenses	123,543
Distribution fee payable	75,749
Management fee payable	59,601
Affiliated transfer agent fee payable	25,491

Total liabilities	43,720,872

Net Assets	$883,563,773

Net assets were comprised of:
Shares of beneficial interest, at par	$21,299
Paid-in capital in excess of par	297,921,883

297,943,182
Undistributed net investment income	6,271,117
Accumulated net realized gain on investment transactions	16,161,446
Net unrealized appreciation on investments	563,188,028

Net assets, March 31, 2014	$883,563,773

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share ($184,981,433 ÷ 4,464,683 shares of beneficial interest issued and outstanding)	$41.43
Maximum sales charge (3.25% of offering price)	1.39

Maximum offering price to public	$42.82

Class C
Net asset value, offering price and redemption price per share ($34,557,391 ÷ 837,883 shares of beneficial interest issued and outstanding)	$41.24

Class I
Net asset value, offering price and redemption price per share ($240,571,840 ÷ 5,795,623 shares of beneficial interest issued and outstanding)	$41.51

Class Z
Net asset value, offering price and redemption price per share ($423,453,109 ÷ 10,201,235 shares of beneficial interest issued and outstanding)	$41.51

See Notes to Financial Statements.

Prudential Stock Index Fund	31

Statement of Operations

Six Months Ended March 31, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $606)	$8,691,207
Affiliated dividend income	39,773
Affiliated income from securities loaned, net	22,628
Interest income	248

Total income	8,753,856

Expenses
Management fee	1,289,097
Distribution fee—Class A	263,918
Distribution fee—Class C	160,732
Custodian’s fees and expenses	48,000
Transfer agent fee—Class A (including affiliated expense of $41,900)	72,000
Transfer agent fee—Class C (including affiliated expense of $1,400)	3,000
Transfer agent fee—Class I (including affiliated expense of $80,000)	80,000
Transfer agent fee—Class Z (including affiliated expense of $274,000)	274,000
Registration fees	27,000
Shareholders’ reports	27,000
Legal fees and expenses	13,000
Trustees’ fees	13,000
Audit fee	11,000
Insurance expenses	6,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	26,301

Total expenses	2,315,048
Less: Management fee waiver	(945,338)

Net expenses	1,369,710

Net investment income	7,384,146

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions (including affiliated $93,381)	23,515,153
Futures transactions	2,479,933

25,995,086

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $67,622)	65,903,439
Futures	427,225

66,330,664

Net gain on investment transactions	92,325,750

Net Increase In Net Assets Resulting From Operations	$99,709,896

See Notes to Financial Statements.

32

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$7,384,146	$14,518,487
Net realized gain on investment transactions	25,995,086	21,530,799
Net change in unrealized appreciation (depreciation) on investments	66,330,664	96,216,868

Net increase in net assets resulting from operations	99,709,896	132,266,154

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,095,357)	(2,357,155)
Class C	(198,743)	(249,255)
Class I	(3,431,791)	(3,437,440)
Class Z	(6,202,457)	(7,015,339)

	(11,928,348)	(13,059,189)

Distributions from net realized gains
Class A	(381,468)	—
Class C	(69,520)	—
Class I	(495,263)	—
Class Z	(928,809)	—

	(1,875,060)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	86,180,436	178,974,200
Net asset value of shares issued in reinvestment of dividends	13,641,211	12,833,316
Cost of shares reacquired	(122,575,141)	(217,929,434)

Net decrease in net assets from Fund share transactions	(22,753,494)	(26,121,918)

Total increase	63,152,994	93,085,047

Net Assets:
Beginning of period	820,410,779	727,325,732

End of period(a)	$883,563,773	$820,410,779

(a) Includes undistributed net investment income of:	$6,271,117	$10,815,319

See Notes to Financial Statements.

Prudential Stock Index Fund	33

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 8 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Prudential Stock Index Fund (the “Fund”). The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last

34

sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Stock Index Fund	35

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable

36

by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and

Prudential Stock Index Fund	37

Notes to Financial Statements

(Unaudited) continued

accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement

38

provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .30% of the Fund’s average daily net assets up to and including $1 billion and .25% of such average daily net assets in excess of $1 billion. Effective April 1, 2014, the management fee was reduced to an annual rate of .15% of the Fund’s average daily net assets up to and including $1 billion and .10% of such average daily net assets in excess of $1 billion. Effective June 1, 2007 to January 31, 2015, the Fund’s manager has agreed to contractually waive a portion of its management fee, so that the effective management fee for the Fund will be .08% of the average daily net assets of Fund. The effective management fee rate was .08% of the average daily net assets for the six months ended March 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution, (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I and Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $73,835 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2014, it received $441 and $1,077 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholder, respectively.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

Prudential Stock Index Fund	39

Notes to Financial Statements

(Unaudited) continued

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund’s Class I and Class Z shares are subject to a transfer agent fee of .07% and .13% of the average daily net assets of the Class I and Class Z shares, respectively. Classes A and C each compensate PMFS for its services as they are incurred.

Prudential Investment Management Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2014, PIM has been compensated approximately $6,800 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2014, were $19,302,834 and $44,632,268, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2014 were as follows:

Tax Basis	$368,688,060

Appreciation	556,888,975
Depreciation	(3,853,934)

Net Unrealized Appreciation	$553,035,041

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, Lehman Brothers securities adjustments and other tax adjustments.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The

40

Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), although they are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% during the first year.

Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value, currently of one series, divided into four classes, designated Class A, Class C, Class I and Class Z. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2014:
Shares sold	591,198	$23,556,284
Shares issued in reinvestment of dividends and distributions	61,893	2,421,271
Shares reacquired	(525,582)	(21,007,113)

Net increase (decrease) in shares outstanding before conversion	127,509	4,970,442
Shares reacquired upon conversion into Class Z	(3,593)	(135,770)

Net increase (decrease) in shares outstanding	123,916	$4,834,672

Year ended September 30, 2013:
Shares sold	1,177,526	$40,497,854
Shares issued in reinvestment of dividends and distributions	71,208	2,170,398
Shares reacquired	(1,421,832)	(49,183,007)

Net increase (decrease) in shares outstanding before conversion	(173,098)	(6,514,755)
Shares issued upon conversion from Class Z	238	8,874
Shares reacquired upon conversion into Class Z	(307)	(11,076)

Net increase (decrease) in shares outstanding	(173,167)	$(6,516,957)

Prudential Stock Index Fund	41

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2014:
Shares sold	93,659	$3,704,183
Shares issued in reinvestment of dividends and distributions	6,625	258,525
Shares reacquired	(45,419)	(1,793,993)

Net increase (decrease) in shares outstanding before conversion	54,865	2,168,715
Shares reacquired upon conversion into Class Z	(677)	(26,702)

Net increase (decrease) in shares outstanding	54,188	$2,142,013

Year ended September 30, 2013:
Shares sold	132,606	$4,654,096
Shares issued in reinvestment of dividends and distributions	7,778	236,622
Shares reacquired	(106,901)	(3,621,594)

Net increase (decrease) in shares outstanding before conversion	33,483	1,269,124
Shares reacquired upon conversion into Class Z	(481)	(17,428)

Net increase (decrease) in shares outstanding	33,002	$1,251,696

Class I
Six months ended March 31, 2014:
Shares sold	427,514	$17,247,417
Shares issued in reinvestment of dividends and distributions	98,424	3,853,305
Shares reacquired	(665,815)	(26,543,031)

Net increase (decrease) in shares outstanding	(139,877)	$(5,442,309)

Year ended September 30, 2013:
Shares sold	1,411,124	$50,148,795
Shares issued in reinvestment of dividends and distributions	112,570	3,432,246
Shares reacquired	(1,056,017)	(36,289,579)

Net increase (decrease) in shares outstanding	467,677	$17,291,462

42

Class Z	Shares	Amount
Six months ended March 31, 2014:
Shares sold	1,038,482	$41,672,552
Shares issued in reinvestment of dividends and distributions	181,468	7,108,110
Shares reacquired	(1,822,995)	(73,231,004)

Net increase (decrease) in shares outstanding before conversion	(603,045)	(24,450,342)
Shares issued upon conversion from Class A and Class C	4,256	162,472

Net increase (decrease) in shares outstanding	(598,789)	$(24,287,870)

Year ended September 30, 2013:
Shares sold	2,440,931	$83,673,455
Shares issued in reinvestment of dividends and distributions	229,313	6,994,050
Shares reacquired	(3,753,807)	(128,835,254)

Net increase (decrease) in shares outstanding before conversion	(1,083,563)	(38,167,749)
Shares issued upon conversion from Class A and Class C	783	28,504
Shares reacquired upon conversion into Class A	(237)	(8,874)

Net increase (decrease) in shares outstanding	(1,083,017)	$(38,148,119)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended March 31, 2014.

Prudential Stock Index Fund	43

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$37.45		$32.09	$25.16	$25.34	$23.48	$26.17
Income (loss) from investment operations:
Net investment income	.30		.58	.47	.40	.37	.42
Net realized and unrealized gain (loss) on investment transactions	4.24		5.30	6.90	(.20)	1.88	(2.51)
Total from investment operations	4.54		5.88	7.37	.20	2.25	(2.09)
Less Dividends and Distributions:
Dividends from net investment income	(.47)		(.52)	(.44)	(.38)	(.39)	(.60)
Distributions from net realized gains	(.09)		-	-	-	-	-
Total dividends and distributions	(.56)		(.52)	(.44)	(.38)	(.39)	(.60)
Net asset value, end of period	$41.43		$37.45	$32.09	$25.16	$25.34	$23.48
Total Return(b):	12.21%		18.71%	29.60%	.74%	9.63%	(7.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$184,982		$162,557	$144,851	$118,691	$114,403	$91,654
Average net assets (000)	$176,428		$153,755	$135,485	$131,565	$104,488	$74,427
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.50%	(d)	.54%	.55%	.55%	.56%	.61%
Expenses before waivers and/or expense reimbursement	.72%	(d)	.76%	.77%	.77%	.78%	.83%
Net investment income	1.54%	(d)	1.69%	1.61%	1.43%	1.50%	2.10%
Portfolio turnover rate	2%	(e)	3%	4%	5%	5%	6%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

44

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$37.18		$31.87	$24.99	$25.18	$23.33	$25.90
Income (loss) from investment operations:
Net investment income	.18		.36	.29	.23	.21	.26
Net realized and unrealized gain (loss) on investment and transactions	4.22		5.29	6.86	(.19)	1.87	(2.45)
Total from investment operations	4.40		5.65	7.15	.04	2.08	(2.19)
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.34)	(.27)	(.23)	(.23)	(.38)
Distributions from net realized gains	(.09)		-	-	-	-	-
Total dividends and distributions	(.34)		(.34)	(.27)	(.23)	(.23)	(.38)
Net asset value, end of period	$41.24		$37.18	$31.87	$24.99	$25.18	$23.33
Total Return(b):	11.87%		17.96%	28.78%	.14%	8.96%	(7.98)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,557		$29,139	$23,924	$20,351	$22,615	$23,032
Average net assets (000)	$32,235		$25,730	$23,103	$23,884	$23,196	$20,821
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14%	(d)	1.16%	1.17%	1.17%	1.19%	1.41%
Expenses before waivers and/or expense reimbursement	1.36%	(d)	1.38%	1.39%	1.39%	1.41%	1.63%
Net investment income	.90%	(d)	1.06%	.99%	.81%	.86%	1.33%
Portfolio turnover rate	2%	(e)	3%	4%	5%	5%	6%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Stock Index Fund	45

Financial Highlights

(Unaudited) continued

Class I Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$37.57		$32.20	$25.25	$25.43	$23.55	$26.26
Income (loss) from investment operations:
Net investment income	.37		.70	.55	.50	.46	.51
Net realized and unrealized gain (loss) on investment and transactions	4.26		5.30	6.94	(.21)	1.89	(2.54)
Total from investment operations	4.63		6.00	7.49	.29	2.35	(2.03)
Less Dividends and Distributions:
Dividends from net investment income	(.60)		(.63)	(.54)	(.47)	(.47)	(.68)
Distributions from net realized gains	(.09)		-	-	-	-	-
Total dividends and distributions	(.69)		(.63)	(.54)	(.47)	(.47)	(.68)
Net asset value, end of period	$41.51		$37.57	$32.20	$25.25	$25.43	$23.55
Total Return(b):	12.42%		19.09%	30.06%	1.08%	10.08%	(6.85)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$240,572		$222,993	$176,040	$331,595	$322,850	$325,476
Average net assets (000)	$230,716		$193,507	$214,339	$376,719	$321,048	$288,944
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.19%	(d)	.19%	.19%	.19%	.20%	.21%
Expenses before waivers and/or expense reimbursement	.41%	(d)	.41%	.41%	.41%	.42%	.43%
Net investment income	1.85%	(d)	2.03%	2.00%	1.79%	1.85%	2.53%
Portfolio turnover rate	2%	(e)	3%	4%	5%	5%	6%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

46

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$37.57		$32.19	$25.25	$25.42	$23.54	$26.25
Income (loss) from investment operations:
Net investment income	.36		.68	.56	.48	.44	.50
Net realized and unrealized gain (loss) on investment transactions	4.25		5.31	6.90	(.20)	1.90	(2.54)
Total from investment operations	4.61		5.99	7.46	.28	2.34	(2.04)
Less Dividends and Distributions:
Dividends from net investment income	(.58)		(.61)	(.52)	(.45)	(.46)	(.67)
Distributions from net realized gains	(.09)		-	-	-	-	-
Total dividends and distributions	(.67)		(.61)	(.52)	(.45)	(.46)	(.67)
Net asset value, end of period	$41.51		$37.57	$32.19	$25.25	$25.42	$23.54
Total Return(b):	12.36%		19.06%	29.94%	1.06%	10.03%	(6.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$423,453		$405,721	$382,510	$336,727	$352,470	$393,887
Average net assets (000)	$422,380		$390,330	$373,819	$381,784	$383,488	$351,797
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.25%	(d)	.25%	.25%	.25%	.26%	.26%
Expenses before waivers and/or expense reimbursement	.47%	(d)	.47%	.47%	.47%	.48%	.48%
Net investment income	1.79%	(d)	1.98%	1.91%	1.73%	1.79%	2.48%
Portfolio turnover rate	2%	(e)	3%	4%	5%	5%	6%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Stock Index Fund	47

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Stock Index Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL STOCK INDEX FUND

SHARE CLASS	A	C	I	Z
NASDAQ	PSIAX	PSICX	PDSIX	PSIFX
CUSIP	74441F108	74441F306	74441F405	74441F504

MF174E2    0261527-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Investment Portfolios 8

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 20, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 20, 2014